UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06 - 12/31/06

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock Global SmallCap Fund, Inc.                                   BLACKROCK

SEMI-ANNUAL REPORT | DECEMBER 31, 2006

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Global SmallCap Fund, Inc.

Officers and Directors

Robert C. Doll, Jr., President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Murali Balaraman, Vice President and Co-Portfolio Manager
John Coyle, Vice President and Co-Portfolio Manager
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

--------------------------------------------------------------------------------
Effective January 1, 2007, Edward D. Zinbarg retired as a Director of BlackRock Global SmallCap Fund, Inc. The Fund's Board of Directors wishes Mr. Zinbarg well in his retirement.
--------------------------------------------------------------------------------

Proxy Results

During the six-month period ended December 31, 2006, BlackRock Global SmallCap Fund, Inc.'s shareholders voted on the following proposals, which were approved at a special shareholders' meeting on August 15, 2006. A description of the proposals and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                            Shares Voted    Shares Voted   Shares Voted
                                                                For           Against        Abstain
-------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                                23,471,659       489,133        476,058
-------------------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement
with BlackRock Advisors, Inc.                                23,428,402       532,234        476,214
-------------------------------------------------------------------------------------------------------


2       BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

A Letter to Shareholders

Dear Shareholder

As 2007 begins, we are able to look back on 2006 as a volatile, but ultimately, a positive year for most major markets. Returns for the annual and semi-annual periods ended December 31, 2006 were as follows:

Total Returns as of December 31, 2006                                     6-month    12-month
===============================================================================================
U.S. equities (Standard & Poor's 500 Index)                                +12.74%    +15.79%
-----------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                               + 9.38     +18.37
-----------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)          +14.69     +26.34
-----------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                        + 5.09     + 4.33
-----------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)             + 4.55     + 4.84
-----------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                          + 8.14     +11.92
-----------------------------------------------------------------------------------------------

After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August 8, 2006. This left the federal funds rate at 5.25%, where it remained through year-end. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by a downturn in the housing market, but has maintained a cautionary view on inflation.

Overall, it was a good 12 months for U.S. equities, despite a significant correction in the middle of the year that was largely triggered by rising interest rates, inflation fears, elevated oil prices and geopolitical uncertainties. Nevertheless, strong corporate earnings, abundant liquidity and record merger-and-acquisition activity provided a solid backdrop for stocks. Many international equity markets (with the notable exception of Japan) performed even better, outpacing U.S. stocks for the fifth consecutive year. Strength was especially notable in European equities and select emerging markets.

Bonds experienced a more modest annual return than stocks. Interest rates and bond yields moved higher for much of the year as bond prices, which move opposite of yields, declined. Prices began to improve in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve remained inverted for much of 2006. The 10-year Treasury yield ended December at 4.71%, well below the federal funds rate.

As we begin a new year, investors are left with a few key questions: Will the U.S. economy achieve a soft landing, will the Fed reverse its prior policy and cut interest rates, and how might these outcomes impact the investment climate. As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2006 and our thoughts on the year ahead, please ask your financial professional for a copy of "What's Ahead in 2007: An Investment Perspective," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.


                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         President and Director


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006              3

A Discussion With Your Fund's Portfolio Managers

      The Fund outperformed its benchmark and comparable Lipper category average for the period, benefiting from favorable stock selection across various sectors and countries.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended December 31, 2006, BlackRock Global SmallCap Fund, Inc.'s (formerly Merrill Lynch Global SmallCap Fund, Inc.) Institutional, Investor A, Investor B, Investor C and Class R Shares had total returns of +14.21%, +14.01%, +13.61%, +13.57% and +13.92%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) For the same period, the benchmark Morgan Stanley Capital International (MSCI) World Small Cap Index returned +10.11%, the broader-market MSCI World Index returned +13.21% and the Lipper Global Small/Mid-Cap Growth Funds category posted an average return of +12.97%. (Funds in this Lipper category invest at least 75% of their equity assets in companies inside and outside the United States with market capitalizations, on a three-year weighted basis, less than the 500th-largest company in the S&P Citigroup World Broad Market Index ("BMI"). Small-/mid-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P Citigroup World BMI.)

Global small cap stocks performed very well over the past six months, despite enduring a difficult summer period when fears of slowing economic growth and rising interest rates combined to exacerbate investor jitters. This led to a sharp decline from May into August as investors rotated away from smaller cap stocks and stocks in emerging economies. In the last four months of the year, the Federal Reserve Board's long-anticipated break from interest rate increases, falling energy prices and a strengthening consumer provided catalysts for a rebound.

Within the MSCI World Small Cap Index, overseas markets fared better than the U.S. market despite the solid 8% rise produced in the United States. European markets led the index higher as U.K. small caps rose 25%. Other European countries that posted excellent gains during the second half of 2006 included:
Denmark (+32%), Sweden (+26%) and Germany (+20%). Conversely, Japan's market continued to struggle and fell roughly 7%, making it the only poor-performing developed market during this period.

What factors most influenced Fund performance?

Stock selection in the consumer discretionary, information technology and industrials sectors produced excellent absolute returns during the past six months and led to the Fund's significant outperformance for the period. In the consumer discretionary sector, the Fund benefited from strong performance by several apparel manufacturers and retailers. In the United States, retailers Abercrombie & Fitch Co. and Urban Outfitters, Inc. both rose more than 25%. Meanwhile, India's largest retailer, Pantaloon Retail India Ltd., and Italian apparel manufacturer Valentino Fashion Group, SpA also appreciated sharply.

Stock selection in the information technology sector also contributed to the outperformance of the MSCI World Small Cap Index. Within technology, the Fund experienced favorable results in several industries, including semiconductors, video game manufacturing and communications equipment. The greatest gains came from within the software industry, where several business software creators delivered outsized returns. Cognos, Inc., a Canadian maker of business intelligence software; Hyperion Solutions Corp., a U.S. provider of business performance management software solutions; and Sybase, Inc., a U.S. developer of enterprise and mobile software solutions for information management, all delivered outperformance for the Fund.

In industrials, engineering and construction holdings posted the strongest relative returns. These companies have benefited from the robust worldwide demand for infrastructure and commercial construction products. In Mexico, Empresas ICA performed exceptionally well, while Grupo Ferrovial in Spain and Shaw Group in the United States also contributed to the portfolio's performance.

On a geographic basis, stock selection in both the United States and Canada generated excess returns, while our allocations to several emerging markets where we identified excellent opportunities also proved beneficial. Successful investments in Mexico, India and Brazil also contributed to the Fund's outperformance for the period.


4       BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

What changes were made to the portfolio during the period?

We made no significant changes to the composition of the portfolio from a sector perspective. The portfolio's position in the information technology sector increased slightly, while we modestly reduced the weighting in the industrials sector. Industrials stocks eliminated from the portfolio during the six-month period included Sanwa Shutter Corp., a Japanese manufacturer of shutters and doors, and SGL Carbon AG, a German producer of carbon and graphite materials for industrial applications.

From a geographic perspective, we increased the Fund's allocation to the U.S. and U.K. markets. The U.S. small cap market's sell-off during the summer created many attractively valued investment opportunities, especially in information technology. We initiated new positions in software companies NAVTEQ Corp. and Witness Systems, Inc., e-commerce services provider Digital River, Inc., and semiconductor manufacturer Trident MicroSystems, Inc.

In other markets, we modestly reduced exposure to Japan, while increasing the Fund's investments elsewhere in the Asia-Pacific region. In addition to Sanwa Shutter, we also sold Tokyo Steel Manufacturing Co., Ltd. and Tokai Tokyo Securities Co. Ltd., a financial services and brokerage firm. We added to our position in Hong Kong Exchanges and Clearing, the owner and operator of the Hong Kong securities exchanges, and bought shares of Korean company Dong-A Pharmaceutical Co. Ltd.

How would you characterize the Fund's position at the close of the period?

At period-end, the portfolio had a neutral weighting in the United States, the largest component of the MSCI World Small Cap Index, reflecting the additions we made in the past six months. The Fund ended the period with underweight positions in the other major developed markets in the index, including the United Kingdom, Japan and Canada.

We have offset these underweight positions by investing in emerging markets in Asia, Mideast-Africa and Latin America as well as in Europe (ex-U.K.). Using our bottom-up process, we have identified many compelling investment opportunities in a diverse group of countries, including Brazil, India and Korea. The companies in which we have invested, in our view, have brighter growth prospects than many of their peers in the developed markets and have been available at attractive prices.

From a sector perspective, the Fund ended the period with underweight positions in the financials sector, primarily in U.S. banking, and in the consumer discretionary and industrials sectors, mainly in Japan. The Fund is modestly overweight in basic materials and health care.

We remain confident in the future of global small cap investing. Our primary emphasis continues to be on investing in companies that exhibit strong growth characteristics at reasonable valuations.

Murali Balaraman, CFA
Vice President and Portfolio Manager

John Coyle, CFA
Vice President and Portfolio Manager

January 22, 2007

--------------------------------------------------------------------------------
Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Class R Shares did not change their designation.
--------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006              5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Class R Shares did not change their designation. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any front-end sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated for Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares made within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6       BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Recent Performance Results

                                       6-Month         12-Month       10-Year
As of December 31, 2006             Total Return    Total Return    Total Return
================================================================================
Institutional Shares*                  +14.21%         +18.48%        +274.86%
--------------------------------------------------------------------------------
Investor A Shares*                     +14.01          +18.18         +265.44
--------------------------------------------------------------------------------
Investor B Shares*                     +13.61          +17.27         +243.10
--------------------------------------------------------------------------------
Investor C Shares*                     +13.57          +17.24         +237.54
--------------------------------------------------------------------------------
Class R Shares*                        +13.92          +17.91         +258.90
--------------------------------------------------------------------------------
MSCI World Index**                     +13.21          +20.07         +108.84
--------------------------------------------------------------------------------
MSCI World Small Cap Index***          +10.11          +17.20              --
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
*** This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data is not available for the Index prior to 1999; therefore, 10-year total returns relative to the Fund are not available.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006              7

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A, Investor B, Investor C, & Class R Shares compared to growth of an investment in the MSCI World Index and the MSCI World Small Cap Index. Values are from December, 1996 through December 2006:

                                                                                                                           MSCI
                                                                                                         MSCI             World
           Institutional     Investor A       Investor B          Investor C          Class R           World         Small Cap
                Shares*+       Shares*+          Shares*+           Shares*+         Shares*+         Index++          Index+++
12/96            $10,000        $ 9,475           $10,000            $10,000          $10,000         $10,000           $10,000
12/97            $ 9,112        $ 8,606           $ 9,015            $ 9,012          $ 9,066         $11,576           $ 9,429
12/98            $ 9,508        $ 8,955           $ 9,309            $ 9,298          $ 9,413         $14,394           $ 9,374
12/99            $19,684        $18,510           $19,069            $19,061          $19,394         $17,983           $11,902
12/00            $22,048        $20,674           $21,141            $21,128          $21,614         $15,613           $11,683
12/01            $19,937        $18,654           $18,928            $18,911          $19,447         $12,986           $11,780
12/02            $16,583        $15,477           $15,574            $15,568          $16,095         $10,404           $ 9,894
12/03            $24,564        $22,873           $22,834            $22,823          $23,873         $13,848           $15,612
12/04            $28,017        $26,022           $25,784            $25,762          $27,097         $15,887           $19,407
12/05            $31,638        $29,299           $29,031            $28,789          $30,439         $17,394           $22,456
12/06            $37,486        $34,626           $34,310            $33,754          $35,890         $20,884           $26,319

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests in a diversified portfolio of equity securities of issuers with relatively small market capitalizations located in various foreign countries and the United States.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data for the Index is not available before 1999. Prior to 1999, returns shown are based on price return information available (that is, returns without the effect of reinvestment of distributions).

Average Annual Total Return

                                                                         Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 12/31/06                                                  +18.48%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +13.46
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                                                 +14.13
--------------------------------------------------------------------------------

                                                  Return Without    Return With
                                                   Sales Charge    Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 12/31/06                               +18.18%         +11.98%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                             +13.17          +11.95
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                              +13.84          +13.22
--------------------------------------------------------------------------------

                                                       Return          Return
                                                    Without CDSC    With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 12/31/06                                +17.27%        +12.77%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +12.29         +12.03
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +13.12         +13.12
--------------------------------------------------------------------------------

                                                       Return          Return
                                                    Without CDSC    With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 12/31/06                                +17.24%        +16.24%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +12.28         +12.28
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +12.94         +12.94
--------------------------------------------------------------------------------

                                                                         Return
================================================================================
Class R Shares
================================================================================
One Year Ended 12/31/06                                                  +17.91%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +13.04
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                                                 +13.63
--------------------------------------------------------------------------------
*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


8       BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2006 and held through December 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                          Beginning             Ending            During the Period*
                                                        Account Value        Account Value         July 1, 2006 to
                                                        July 1, 2006       December 31, 2006      December 31, 2006
====================================================================================================================
Actual
====================================================================================================================
Institutional                                              $1,000              $1,142.10               $ 6.36
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,140.10               $ 7.68
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,136.10               $11.82
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,135.70               $11.82
--------------------------------------------------------------------------------------------------------------------
Class R                                                    $1,000              $1,139.20               $ 8.96
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Institutional                                              $1,000              $1,018.97               $ 5.99
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,017.72               $ 7.24
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,013.83               $11.15
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,013.83               $11.15
--------------------------------------------------------------------------------------------------------------------
Class R                                                    $1,000              $1,016.52               $ 8.45
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Institutional, 1.44% for Investor A, 2.22% for Investor B, 2.22% for Investor C and 1.68% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006              9

Portfolio Information

As of December 31, 2006

                                                   Country of         Percent of
Ten Largest Equity Holdings                          Origin           Net Assets
--------------------------------------------------------------------------------
Ryanair Holdings Plc .........................   Ireland                 1.4%
Amlin Plc ....................................   United Kingdom          1.1
Game Group Plc ...............................   United Kingdom          1.1
BioMarin Pharmaceuticals, Inc. ...............   United States           1.1
Inverness Medical Innovations, Inc. ..........   United States           1.0
Vestas Wind Systems A/S ......................   Denmark                 1.0
UAP Holding Corp. ............................   United States           1.0
Swiss Life Holding ...........................   Switzerland             1.0
Urban Outfitters, Inc. .......................   United States           1.0
Hong Kong Exchanges and Clearing Ltd. ........   Hong Kong               1.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Specialty Retail .....................................................   5.4%
Software .............................................................   5.3
Insurance ............................................................   5.2
Energy Equipment & Services ..........................................   5.1
Chemicals ............................................................   4.3
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                                      Percent of
                                                                        Total
Geographic Allocation                                                Investments
--------------------------------------------------------------------------------
United States .......................................................   34.5%
Japan ...............................................................    7.7
United Kingdom ......................................................    6.3
Canada ..............................................................    4.1
Hong Kong ...........................................................    2.9
Norway ..............................................................    2.8
Italy ...............................................................    2.5
Australia ...........................................................    2.3
Netherlands .........................................................    2.2
Finland .............................................................    2.1
France ..............................................................    1.9
Switzerland .........................................................    1.9
Brazil ..............................................................    1.8
Ireland .............................................................    1.8
Denmark .............................................................    1.7
Sweden ..............................................................    1.4
Germany .............................................................    1.3
South Korea .........................................................    1.3
Mexico ..............................................................    1.3
India ...............................................................    1.1
Israel ..............................................................    0.9
Philippines .........................................................    0.9
Malaysia ............................................................    0.8
China ...............................................................    0.8
Turkey ..............................................................    0.7
Singapore ...........................................................    0.7
Bermuda .............................................................    0.7
Belgium .............................................................    0.7
Spain ...............................................................    0.6
South Africa ........................................................    0.6
Indonesia ...........................................................    0.2
Taiwan ..............................................................     -- **
Other* ..............................................................    9.5
--------------------------------------------------------------------------------
*     Represents portfolio holdings in short-term investments.
**    Amount is less than 0.1%.


10      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Schedule of Investments                                        (in U.S. dollars)

                                                                     Shares
               Industry         Common Stocks                          Held                Value
====================================================================================================
Africa
----------------------------------------------------------------------------------------------------
South Africa--0.6%
               Food & Staples Retailing--0.6%
               Massmart Holdings Ltd.                               844,150           $    8,449,625
               -------------------------------------------------------------------------------------
               Total Common Stocks in Africa--0.6%                                         8,449,625
====================================================================================================

====================================================================================================
Europe
----------------------------------------------------------------------------------------------------
Belgium--0.7%
               Leisure Equipment &
               Products--0.7%
               AGFA-Gevaert NV                                      359,400                9,184,851
               -------------------------------------------------------------------------------------
               Total Common Stocks in Belgium                                              9,184,851
====================================================================================================
Denmark--1.8%
               Electrical Equipment--1.0%
               Vestas Wind Systems A/S (a)                          318,966               13,481,294
               -------------------------------------------------------------------------------------
               Insurance--0.8%
               TrygVesta A/S                                        136,400               10,419,310
               -------------------------------------------------------------------------------------
               Total Common Stocks in Denmark                                             23,900,604
====================================================================================================
Finland--2.3%
               Construction &
               Engineering--0.8%
               YIT Oyj                                              390,300               10,793,723
               -------------------------------------------------------------------------------------
               Multiline Retail--0.6%
               Stockmann AB  B'                                     161,995                7,800,908
               -------------------------------------------------------------------------------------
               Paper & Forest Products--0.9%
               M-real Oyj 'B'                                     1,760,400               11,131,035
               -------------------------------------------------------------------------------------
               Total Common Stocks in Finland                                             29,725,666
====================================================================================================
France--2.1%
               Commercial Services &
               Supplies--0.5%
               Eurofins Scientific (a)                              100,475                7,175,365
               -------------------------------------------------------------------------------------
               Insurance--0.9%
               SCOR                                               3,850,700               11,386,137
               -------------------------------------------------------------------------------------
               Leisure Equipment &
               Products--0.7%
               Trigano SA                                           161,282                8,364,820
               -------------------------------------------------------------------------------------
               Total Common Stocks in France                                              26,926,322
====================================================================================================
Germany--1.4%
               Chemicals--0.2%
               Petrotec AG (a)                                      122,000                2,657,250
               -------------------------------------------------------------------------------------
               Machinery--0.8%
               Heidelberger Druckmaschinen                          221,300               10,481,478
               -------------------------------------------------------------------------------------
               Pharmaceuticals--0.4%
               Paion AG (a)(d)                                      536,540                5,843,119
               -------------------------------------------------------------------------------------
               Total Common Stocks in Germany                                             18,981,847
====================================================================================================
Ireland--2.0%
               Airlines--1.4%
               Ryanair Holdings Plc (a)(d)(e)                       217,373               17,715,900
               -------------------------------------------------------------------------------------
               Food Products--0.6%
               Greencore Group Plc                                1,354,450                8,224,500
               -------------------------------------------------------------------------------------
               Total Common Stocks in Ireland                                             25,940,400
====================================================================================================
Italy--2.6%
               Building Products--0.8%
               Permasteelisa SpA                                    543,700                10,083,803
               -------------------------------------------------------------------------------------
               Construction &
               Engineering--0.4%
               Astaldi SpA                                          805,906                6,009,587
               -------------------------------------------------------------------------------------
               Insurance--0.5%
               Milano Assicurazioni SpA                             842,600                6,868,266
               -------------------------------------------------------------------------------------
               Textiles, Apparel &
               Luxury Goods--0.9%
               Valentino Fashion Group SpA                          285,300               11,671,107
               -------------------------------------------------------------------------------------
               Total Common Stocks in Italy                                               34,632,763
====================================================================================================
Netherlands--2.3%
               Commercial Services &
               Supplies--0.9%
               Tele Atlas NV (a)                                    538,577               11,282,710
               -------------------------------------------------------------------------------------
               Food Products--0.4%
               Koninklijke Wessanen NV CVA                          458,100                6,198,304
               -------------------------------------------------------------------------------------
               Life Sciences Tools &
               Services--0.3%
               Qiagen NV (a)                                        262,900                3,977,677
               -------------------------------------------------------------------------------------
               Media--0.7%
               Endemol NV                                           404,300                9,232,909
               -------------------------------------------------------------------------------------
               Total Common Stocks in the Netherlands                                     30,691,600
====================================================================================================
Norway--3.1%
               Energy Equipment &
               Services--2.5%
               Acergy SA (a)                                        334,300                6,433,795
               Ocean RIG ASA (a)                                  1,225,100                9,018,490
               ProSafe ASA                                          760,500               10,794,241
               Subsea 7, Inc. (a)                                   327,300                6,036,615
                                                                                      --------------
                                                                                          32,283,141
               -------------------------------------------------------------------------------------
               Oil, Gas & Consumable
               Fuels--0.6%
               DET Norske Oljeselskap (d)                         4,136,100                7,628,488
               -------------------------------------------------------------------------------------
               Total Common Stocks in Norway                                              39,911,629
====================================================================================================
Spain--0.7%
               Construction &
               Engineering--0.7%
               Grupo Ferrovial SA                                    87,100                8,502,468
               -------------------------------------------------------------------------------------
               Total Common Stocks in Spain                                                8,502,468
====================================================================================================
Sweden--1.5%
               Capital Markets--0.5%
               D Carnegie AB                                        276,800                5,963,818
               -------------------------------------------------------------------------------------
               Hotels, Restaurants &
               Leisure--0.1%
               Rezidor Hotel Group AB (a)                           142,100                1,224,651
               -------------------------------------------------------------------------------------
               Metals & Mining--0.9%
               Boliden AB                                           466,400               11,990,505
               -------------------------------------------------------------------------------------
               Total Common Stocks in Sweden                                              19,178,974
====================================================================================================


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             11

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                     Shares
               Industry         Common Stocks                          Held                Value
====================================================================================================
Europe (concluded)
----------------------------------------------------------------------------------------------------
Switzerland--2.0%
               Chemicals--0.5%
               Clariant AG                                          451,000           $    6,754,821
               -------------------------------------------------------------------------------------
               Insurance--1.0%
               Swiss Life Holding                                    50,912               12,754,114
               -------------------------------------------------------------------------------------
               Specialty Retail--0.5%
               Dufry Group (a)                                       78,100                6,537,710
               -------------------------------------------------------------------------------------
               Total Common Stocks in Switzerland                                         26,046,645
====================================================================================================
Turkey--0.8%
               Beverages--0.8%
               Anadolu Efes Biracilik Ve Malt Sanayii AS            337,100               10,419,022
               -------------------------------------------------------------------------------------
               Total Common Stocks in Turkey                                              10,419,022
====================================================================================================
United Kingdom--6.8%
               Aerospace & Defense--0.7%
               QinetiQ Plc                                        2,471,900                9,268,475
               -------------------------------------------------------------------------------------
               Commercial Services &
               Supplies--0.1%
               Intertek Group Plc                                    79,700                1,300,686
               -------------------------------------------------------------------------------------
               Food Products--1.0%
               Northern Foods Plc                                 2,455,400                5,516,753
               Premier Foods Plc                                  1,208,200                7,138,299
                                                                                      --------------
                                                                                          12,655,052
               -------------------------------------------------------------------------------------
               Health Care Equipment &
               Supplies--0.8%
               SSL International Plc                              1,376,400                9,964,637
               -------------------------------------------------------------------------------------
               Insurance--1.1%
               Amlin Plc                                          2,361,492               15,038,773
               -------------------------------------------------------------------------------------
               Oil, Gas & Consumable
               Fuels--0.7%
               Dana Petroleum Plc (a)                               350,700                8,603,902
               -------------------------------------------------------------------------------------
               Real Estate Management &
               Development--0.6%
               Great Portland Estates Plc                           598,900                8,132,225
               -------------------------------------------------------------------------------------
               Software--0.4%
               Surfcontrol Plc (a)                                  579,950                5,907,602
               -------------------------------------------------------------------------------------
               Specialty Retail--1.4%
               Game Group Plc                                     6,671,491               14,826,116
               JJB Sports Plc                                       628,000                2,892,663
                                                                                      --------------
                                                                                          17,718,779
               -------------------------------------------------------------------------------------
               Total Common Stocks in the United Kingdom                                  88,590,131
====================================================================================================
               Total Common Stocks in Europe--30.1%                                      392,632,922
====================================================================================================

====================================================================================================
Latin America
----------------------------------------------------------------------------------------------------
Brazil--2.0%
               Construction &
               Engineering--0.6%
               Obrascon Huarte Lain Brasil SA (a)                   469,800                7,564,297
               -------------------------------------------------------------------------------------
               Transportation
               Infrastructure--0.6%
               Cia de Concessoes Rodoviarias                        563,200                7,605,111
               -------------------------------------------------------------------------------------
               Water Utilities--0.8%
               Companhia de Saneamento de
                 Minas Gerais                                       919,000               10,775,076
               -------------------------------------------------------------------------------------
               Total Common Stocks in Brazil                                              25,944,484
====================================================================================================
Mexico--1.4%
               Beverages--0.7%
               Embotelladoras Arca, SA de CV                      2,356,600                9,598,297
               -------------------------------------------------------------------------------------
               Construction &
               Engineering--0.7%
               Empresas ICA Sociedad Controladora,
               SA de CV (a)                                       2,226,800                8,410,019
               -------------------------------------------------------------------------------------
               Total Common Stocks in Mexico                                              18,008,316
====================================================================================================
               Total Common Stocks in Latin America--3.4%                                 43,952,800
====================================================================================================

====================================================================================================
Middle East
----------------------------------------------------------------------------------------------------
Israel--0.9%
               Chemicals--0.9%
               Frutarom                                           1,394,800               12,247,105
               -------------------------------------------------------------------------------------
               Total Common Stocks in the Middle East--0.9%                               12,247,105
====================================================================================================

====================================================================================================
North America
----------------------------------------------------------------------------------------------------
Bermuda--0.7%
               Capital Markets--0.6%
               Lazard Ltd. Class A                                  160,700                7,607,538
               -------------------------------------------------------------------------------------
               Textiles, Apparel &
               Luxury Goods--0.1%
               Ports Design Ltd.                                    826,800                1,807,027
               -------------------------------------------------------------------------------------
               Total Common Stocks in Bermuda                                              9,414,565
====================================================================================================
Canada--4.4%
               Biotechnology--0.7%
               DiagnoCure, Inc. (a)(g)                            2,556,900                8,858,102
               -------------------------------------------------------------------------------------
               Energy Equipment &
               Services--0.2%
               North American Energy Partners, Inc. (a)             155,000                2,523,400
               -------------------------------------------------------------------------------------
               Media--0.5%
               Cinram International Income Fund                     324,800                6,392,111
               -------------------------------------------------------------------------------------
               Metals & Mining--1.6%
               Agnico-Eagle Mines Ltd.                              234,000                9,650,160
               Aur Resources Inc.                                   282,800                5,883,229
               Eldorado Gold Corp. (a)                            1,066,200                5,769,174
                                                                                      --------------
                                                                                          21,302,563
               -------------------------------------------------------------------------------------
               Paper & Forest Products--0.3%
               Domtar, Inc. (a)                                     480,400                4,057,746
               -------------------------------------------------------------------------------------
               Pharmaceuticals--0.4%
               Labopharm, Inc. (a)                                  827,900                4,841,811
               -------------------------------------------------------------------------------------
               Software--0.7%
               Cognos, Inc. (a)                                     215,425                9,146,946
               -------------------------------------------------------------------------------------
               Total Common Stocks in Canada                                              57,122,679
====================================================================================================


12      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                     Shares
               Industry         Common Stocks                          Held                Value
====================================================================================================
North America (continued)
----------------------------------------------------------------------------------------------------
United States--37.0%
               Auto Components--0.5%
               LKQ Corp. (a)                                        283,600           $    6,519,964
               -------------------------------------------------------------------------------------
               Beverages--0.3%
               Hansen Natural Corp. (a)                              97,100                3,265,473
               -------------------------------------------------------------------------------------
               Biotechnology--2.8%
               Alexion Pharmaceuticals, Inc. (a)                    179,800                7,262,122
               BioMarin Pharmaceuticals, Inc. (a)                   869,925               14,258,071
               Digene Corp. (a)                                     187,600                8,989,792
               Human Genome Sciences, Inc. (a)                      488,200                6,073,208
                                                                                      --------------
                                                                                          36,583,193
               -------------------------------------------------------------------------------------
               Capital Markets--1.1%
               Knight Capital Group, Inc. Class A (a)               365,800                7,012,386
               Stifel Financial Corp. (a)(d)                        178,730                7,011,578
                                                                                      --------------
                                                                                          14,023,964
               -------------------------------------------------------------------------------------
               Chemicals--1.3%
               Celanese Corp. Series A                              395,600               10,238,128
               The Scotts Miracle-Gro Co.                           132,750                6,856,538
                                                                                      --------------
                                                                                          17,094,666
               -------------------------------------------------------------------------------------
               Commercial Banks--1.0%
               Irwin Financial Corp.                                324,200                7,336,646
               Sterling Financial Corp. (d)                         182,700                6,177,087
                                                                                      --------------
                                                                                          13,513,733
               -------------------------------------------------------------------------------------
               Commercial Services &
               Supplies--1.4%
               Covanta Holding Corp. (a)                            389,850                8,592,294
               FTI Consulting, Inc. (a)                             360,500               10,054,345
                                                                                      --------------
                                                                                          18,646,639
               -------------------------------------------------------------------------------------
               Communications
               Equipment--0.6%
               F5 Networks, Inc. (a)                                100,000                7,421,000
               -------------------------------------------------------------------------------------
               Computers &
               Peripherals--1.2%
               Emulex Corp. (a)                                     297,450                5,803,250
               Stratasys, Inc. (a)(d)                               325,051               10,209,852
                                                                                      --------------
                                                                                          16,013,102
               -------------------------------------------------------------------------------------
               Construction &
               Engineering--0.9%
               The Shaw Group, Inc. (a)(d)                          347,800               11,651,300
               -------------------------------------------------------------------------------------
               Containers & Packaging--0.7%
               Packaging Corp. of America                           385,200                8,512,920
               -------------------------------------------------------------------------------------
               Electric Utilities--1.4%
               Cleco Corp.                                          465,700               11,749,611
               Northeast Utilities (d)                              209,400                5,896,704
                                                                                      --------------
                                                                                          17,646,315
               -------------------------------------------------------------------------------------
               Energy Equipment &
               Services--2.4%
               Atwood Oceanics, Inc. (a)                            131,100                6,419,967
               Hanover Compressor Co. (a)                           538,200               10,166,598
               Lone Star Technologies, Inc. (a)                     170,900                8,273,269
               Veritas DGC, Inc. (a)(d)                              69,300                5,934,159
                                                                                      --------------
                                                                                          30,793,993
               -------------------------------------------------------------------------------------
               Health Care Equipment &
               Supplies--1.0%
               Inverness Medical Innovations, Inc. (a)              349,550               13,527,585
               -------------------------------------------------------------------------------------
               Hotels, Restaurants &
               Leisure--0.7%
               The Cheesecake Factory, Inc. (a)                     221,025                5,437,215
               Panera Bread Co. Class A (a)(d)                       76,650                4,285,502
                                                                                      --------------
                                                                                           9,722,717
               -------------------------------------------------------------------------------------
               Independent Power Producers &
               Energy Traders--0.8%
               Dynegy, Inc. Class A (a)                           1,412,100               10,223,604
               -------------------------------------------------------------------------------------
               Internet Software &
               Services--1.9%
               Digital River, Inc. (a)                              118,900                6,633,431
               SupportSoft, Inc. (a)                              1,794,550                9,834,134
               WebEx Communications, Inc. (a)                       109,400                3,816,966
               webMethods, Inc. (a)                                 700,550                5,156,048
                                                                                      --------------
                                                                                          25,440,579
               -------------------------------------------------------------------------------------
               Leisure Equipment &
               Products--0.5%
               Marvel Entertainment, Inc. (a)(d)                    219,500                5,906,745
               -------------------------------------------------------------------------------------
               Life Sciences Tools &
               Services--1.1%
               Cambrex Corp.                                        315,200                7,161,344
               Nektar Therapeutics (a)(d)                           453,000                6,890,130
                                                                                      --------------
                                                                                          14,051,474
               -------------------------------------------------------------------------------------
               Media--0.5%
               Regal Entertainment Group Series A                   317,700                6,773,364
               -------------------------------------------------------------------------------------
               Metals & Mining--0.8%
               Brush Engineered Materials, Inc. (a)                 131,966                4,456,492
               Cleveland-Cliffs, Inc. (d)                           131,700                6,379,548
                                                                                      --------------
                                                                                          10,836,040
               -------------------------------------------------------------------------------------
               Oil, Gas & Consumable
               Fuels--0.9%
               OMI Corp. New Shares                                 272,400                5,766,708
               Venoco, Inc. (a)                                     364,900                6,407,644
                                                                                      --------------
                                                                                          12,174,352
               -------------------------------------------------------------------------------------
               Real Estate Investment Trusts
               (REITs)--1.5%
               Ashford Hospitality Trust, Inc.                      538,900                6,709,305
               DiamondRock Hospitality Co.                          536,800                9,667,768
               Douglas Emmett, Inc.                                 118,500                3,150,915
                                                                                      --------------
                                                                                          19,527,988
               -------------------------------------------------------------------------------------
               Semiconductors & Semiconductor
               Equipment--2.7%
               DSP Group, Inc. (a)                                  161,700                3,508,890
               Integrated Device Technology, Inc. (a)               657,550               10,178,874
               MoSys, Inc. (a)                                      864,360                7,995,330
               Power Integrations, Inc. (a)                         354,600                8,315,370
               Trident Microsystems, Inc. (a)                       320,200                5,821,236
                                                                                      --------------
                                                                                          35,819,700
               -------------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             13

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                     Shares
               Industry         Common Stocks                          Held                Value
====================================================================================================
North America (concluded)
----------------------------------------------------------------------------------------------------
United States (concluded)
               Software--3.8%
               Activision, Inc. (a)(d)                              593,017           $   10,223,613
               Aladdin Knowledge Systems Ltd. (a)                   281,400                5,484,486
               Hyperion Solutions Corp. (a)                         196,000                7,044,240
               NAVTEQ Corp. (a)(d)                                  132,150                4,621,286
               Novell, Inc. (a)                                   1,324,300                8,210,660
               Sybase, Inc. (a)                                     452,275               11,171,193
               Witness Systems, Inc. (a)                            150,600                2,640,018
                                                                                      --------------
                                                                                          49,395,496
               -------------------------------------------------------------------------------------
               Specialty Retail--2.2%
               Abercrombie & Fitch Co. Class A                       94,250                6,562,628
               GameStop Corp. Class A (a)(d)                         72,550                3,998,231
               Guitar Center, Inc. (a)                              124,600                5,664,316
               Urban Outfitters, Inc. (a)(d)                        539,750               12,430,443
                                                                                      --------------
                                                                                          28,655,618
               -------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury
               Goods--0.6%
               Heelys, Inc. (a)(d)                                    8,600                  276,146
               Polo Ralph Lauren Corp.                               96,850                7,521,371
                                                                                      --------------
                                                                                           7,797,517
               -------------------------------------------------------------------------------------
               Trading Companies &
               Distributors--1.8%
               Interline Brands, Inc. (a)                           466,700               10,486,749
               UAP Holding Corp.                                    532,400               13,405,832
                                                                                      --------------
                                                                                          23,892,581
               -------------------------------------------------------------------------------------
               Wireless Telecommunication
               Services--0.6%
               SBA Communications Corp. Class A (a)                 293,600                8,074,000
               -------------------------------------------------------------------------------------
               Total Common Stocks in the United States                                  483,505,622
====================================================================================================
               Total Common Stocks in North America--42.1%                               550,042,866
====================================================================================================

====================================================================================================
Pacific Basin
----------------------------------------------------------------------------------------------------
Australia--2.5%
               Beverages--0.7%
               Lion Nathan Ltd.                                   1,447,000                9,320,230
               -------------------------------------------------------------------------------------
               Health Care Equipment &
               Supplies--0.5%
               Cochlear Ltd.                                        149,100                6,826,115
               -------------------------------------------------------------------------------------
               Paper & Forest Products--0.6%
               PaperlinX Ltd.                                     2,585,300                8,019,946
               -------------------------------------------------------------------------------------
               Real Estate Investment Trusts
               (REITs)--0.7%
               CFS Retail Property Trust                          4,554,236                8,376,053
               -------------------------------------------------------------------------------------
               Total Common Stocks in Australia                                           32,542,344
====================================================================================================
China--0.8%
               Transportation
               Infrastructure--0.8%
               Shenzhen Expressway Co. Ltd.                      18,299,500               10,986,805
               -------------------------------------------------------------------------------------
               Total Common Stocks in China                                               10,986,805
====================================================================================================
Hong Kong--1.9%
               Commercial Banks--0.5%
               Industrial & Commercial Bank of
               China Ltd.                                         3,688,100                7,112,287
               -------------------------------------------------------------------------------------
               Diversified Financial
               Services--1.0%
               Hong Kong Exchanges and
               Clearing Ltd.                                      1,130,600               12,427,690
               -------------------------------------------------------------------------------------
               Electrical Equipment--0.1%
               Zhuzhou CSR Times Electric Co. Ltd. (a)              627,400                  867,905
               -------------------------------------------------------------------------------------
               Media--0.3%
               Clear Media Ltd. (a)                               3,647,500                4,220,395
               -------------------------------------------------------------------------------------
               Total Common Stocks in Hong Kong                                           24,628,277
====================================================================================================
India--1.2%
               IT Services--0.7%
               Satyam Computer Services Ltd.                        795,518                8,688,509
               -------------------------------------------------------------------------------------
               Specialty Retail--0.5%
               Pantaloon Retail India Ltd. (a)                      737,330                6,815,221
               -------------------------------------------------------------------------------------
               Total Common Stocks in India                                               15,503,730
====================================================================================================
Indonesia--0.2%
               Media--0.2%
               Surya Citra Media Tbk PT                          34,505,000                3,069,328
               -------------------------------------------------------------------------------------
               Total Common Stocks in Indonesia                                            3,069,328
====================================================================================================
Japan--8.3%
               Auto Components--0.5%
               Koito Manufacturing Co. Ltd.                         395,100                5,952,811
               -------------------------------------------------------------------------------------
               Chemicals--1.3%
               Air Water Inc.                                       847,900                9,005,887
               Nippon Sanso Corp.                                   854,000                7,692,853
                                                                                      --------------
                                                                                          16,698,740
               -------------------------------------------------------------------------------------
               Commercial Banks--0.5%
               The Bank of Kyoto Ltd.                               713,200                6,652,258
               -------------------------------------------------------------------------------------
               Commercial Services &
               Supplies--0.7%
               Meitec Corp.                                         282,300                8,563,531
               -------------------------------------------------------------------------------------
               Household Durables--0.3%
               Alpine Electronics                                   308,900                4,609,944
               -------------------------------------------------------------------------------------
               Insurance--0.9%
               Aioi Insurance Co., Ltd.                           1,752,100               12,367,245
               -------------------------------------------------------------------------------------
               Internet Software &
               Services--0.6%
               Jupiter Telecommunications Co., Ltd. (a)               9,305                7,498,420
               -------------------------------------------------------------------------------------
               Machinery--1.2%
               Komori Corp.                                         448,600                8,387,337
               Takuma Co., Ltd.                                   1,257,000                7,351,557
                                                                                      --------------
                                                                                          15,738,894
               -------------------------------------------------------------------------------------
               Real Estate Management &
               Development--1.1%
               KK DaVinci Advisors (a)                                4,807                4,766,405
               Tokyu Land Corp.                                     989,935                9,333,281
                                                                                      --------------
                                                                                          14,099,686
               -------------------------------------------------------------------------------------


14      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                                     Shares
               Industry         Common Stocks                          Held                Value
====================================================================================================
Pacific Basin (continued)
----------------------------------------------------------------------------------------------------
Japan (concluded)
               Software--0.4%
               Capcom Co., Ltd. (d)                                 290,000           $    5,227,091
               -------------------------------------------------------------------------------------
               Specialty Retail--0.8%
               Point, Inc.                                           61,800                4,060,972
               Yamada Denki Co., Ltd.                                82,150                6,972,102
                                                                                      --------------
                                                                                          11,033,074
               -------------------------------------------------------------------------------------
               Total Common Stocks in Japan                                              108,441,694
====================================================================================================
Malaysia--0.9%
               Airlines--0.9%
               AirAsia Bhd (a)                                   25,672,200               10,987,818
               -------------------------------------------------------------------------------------
               Total Common Stocks in Malaysia                                            10,987,818
====================================================================================================
Philippines--0.9%
               Commercial Banks--0.6%
               Bank of the Philippine Islands                     5,818,320                7,532,382
               -------------------------------------------------------------------------------------
               Diversified Telecommunication
               Services--0.3%
               Philippine Long Distance Telephone                    90,100                4,684,098
               -------------------------------------------------------------------------------------
               Total Common Stocks in the Philippines                                     12,216,480
====================================================================================================
Singapore--0.8%
               Health Care Providers &
               Services--0.8%
               Parkway Holdings Ltd.                              4,800,010                9,826,915
               -------------------------------------------------------------------------------------
               Total Common Stocks in Singapore                                            9,826,915
====================================================================================================
South Korea--1.4%
               Chemicals--0.1%
               Honam Petrochemical Corp. (a)                          7,545                  563,847
               -------------------------------------------------------------------------------------
               Hotels, Restaurants &
               Leisure--0.5%
               Kangwon Land, Inc. (a)                               323,690                7,030,686
               -------------------------------------------------------------------------------------
               Pharmaceuticals--0.8%
               Dong-A Pharmaceutical Co. Ltd. (a)                   111,699               10,437,208
               -------------------------------------------------------------------------------------
               Total Common Stocks in South Korea                                         18,031,741
====================================================================================================
Taiwan--0.0%
               Electronic Equipment &
               Instruments--0.0%
               HON HAI Precision Industry Co., Ltd.                       1           $            6
               -------------------------------------------------------------------------------------
               Total Common Stocks in Taiwan                                                       6
====================================================================================================
               Total Common Stocks in the Pacific Basin--18.9%                           246,235,138
====================================================================================================
               Total Common Stocks
               (Cost--$953,038,086)--96.0%                                             1,253,560,456
====================================================================================================

                                Exchange-Traded Funds
====================================================================================================
Hong Kong--1.2%
               iShares Asia Trust-iShares FTSE                    1,063,100               15,690,303
               -------------------------------------------------------------------------------------
               Total Exchange-Traded Funds
               (Cost--$7,638,836)--1.2%                                                   15,690,303
====================================================================================================

                                                                 Beneficial
               Short-Term Securities                               Interest
====================================================================================================
               BlackRock Liquidity Series, LLC
                 Cash Sweep Series, 5.26% (b)(c)                $40,663,934               40,663,934
               BlackRock Liquidity Series, LLC
                 Money Market Series,
                 5.29% (b)(c)(f)                                 93,181,750               93,181,750
               -------------------------------------------------------------------------------------
               Total Short-Term Securities
               (Cost--$133,845,684)--10.3%                                               133,845,684
====================================================================================================
               Total Investments
               (Cost--$1,094,522,606*)--107.5%                                         1,403,096,443

               Liabilities in Excess of Other Assets--(7.5%)                             (97,915,710)
                                                                                      --------------
               Net Assets--100.0%                                                     $1,305,180,733
                                                                                      ==============


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             15

Schedule of Investments (concluded)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,102,427,790
                                                                ===============
      Gross unrealized appreciation ........................    $   311,225,624
      Gross unrealized depreciation ........................        (10,556,971)
                                                                ---------------
      Net unrealized appreciation ..........................    $   300,668,653
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net               Interest
      Affiliate                                    Activity             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $(15,613,777)         $  595,883
      BlackRock Liquidity Series, LLC
        Money Market Series                     $ 14,298,890          $   90,890
      --------------------------------------------------------------------------

(c)   Represents the current yield as of December 31, 2006.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Investments in companies (whereby the Fund held 5% or more of the companies' outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                           Net       Purchase     Sales      Realized   Dividend
      Affiliate         Activity       Cost        Cost       Losses     Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.   329,700    $1,159,603   $155,853    $(44,304)      +
      --------------------------------------------------------------------------
      +     Non-income producing security.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of December 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                Settlement                   Appreciation
      Purchased                          Date                     (Depreciation)
      -------------------------------------------------------------------------
      AUD   1,177,347                January 2007                  $       (425)
      GBP     187,799                January 2007                          (651)
      NOK   5,643,139                January 2007                        (1,583)
      SEK   9,419,614                January 2007                        (2,749)
      SGD     961,146                January 2007                             2
      --------------------------------------------------------------------------

      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts--Net
      (USD Commitment--$4,211,020)                                 $     (5,406)
                                                                   ============

o     Currency Abbreviations:

      AUD   Australian Dollar
      GBP   British Pound
      NOK   Norwegian Krone
      SEK   Swedish Krona
      2SGD  Singapore Dollar
      USD   U.S. Dollar

      See Notes to Financial Statements.

16      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Statement of Assets and Liabilities

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (including securities loaned
             of $90,027,273) (identified cost--$950,811,689) ...............................                        $ 1,260,392,657
            Investments in affiliated securities, at value (identified cost--$143,710,917)                            142,703,786
            Foreign cash (cost--$4,351,482) ................................................                              4,299,374
            Unrealized appreciation on forward foreign exchange contracts ..................                                      2
            Receivables:
               Dividends ...................................................................    $     2,498,984
               Capital shares sold .........................................................          2,456,579
               Securities sold .............................................................          2,309,333
               Securities lending ..........................................................             13,667           7,278,563
                                                                                                ---------------
            Prepaid expenses and other assets ..............................................                                 69,961
                                                                                                                    ---------------
            Total assets ...................................................................                          1,414,744,343
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ......................................                             93,181,750
            Unrealized depreciation on forward foreign exchange contracts--net .............                                  5,408
            Payables:
               Capital shares redeemed .....................................................          8,164,993
               Securities purchased ........................................................          5,808,437
               Investment adviser ..........................................................            875,261
               Other affiliates ............................................................            694,716
               Distributor .................................................................            548,524
               Distributions to shareholders ...............................................              1,012          16,092,943
                                                                                                ---------------
            Accrued expenses and other liabilities .........................................                                283,509
                                                                                                                    ---------------
            Total liabilities ..............................................................                            109,563,610
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $ 1,305,180,733
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Common Stock, $.10 par value, 100,000,000 shares authorized ......                        $     1,396,249
            Investor A Common Stock, $.10 par value, 100,000,000 shares authorized .........                              1,196,984
            Investor B Common Stock, $.10 par value, 100,000,000 shares authorized .........                                539,912
            Investor C Common Stock, $.10 par value, 100,000,000 shares authorized .........                              1,937,301
            Class R Common Stock, $.10 par value, 100,000,000 shares authorized ............                                112,154
            Paid-in capital in excess of par ...............................................                            966,774,400
            Accumulated investment loss--net ...............................................    $    (8,951,454)
            Undistributed realized capital gains--net ......................................         33,625,782
            Unrealized appreciation--net ...................................................        308,549,405
                                                                                                ---------------
            Total accumulated earnings--net ................................................                            333,223,733
                                                                                                                    ---------------
            Net Assets .....................................................................                        $ 1,305,180,733
                                                                                                                    ---------------
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional--Based on net assets of $363,794,958 and 13,962,494 shares
             outstanding ...................................................................                        $         26.06
                                                                                                                    ===============
            Investor A--Based on net assets of $308,138,559 and 11,969,842 shares
             outstanding ...................................................................                        $         25.74
                                                                                                                    ===============
            Investor B--Based on net assets of $134,052,890 and 5,399,123 shares
             outstanding ...................................................................                        $         24.83
                                                                                                                    ===============
            Investor C--Based on net assets of $471,182,035 and 19,373,011 shares
             outstanding ...................................................................                        $         24.32
                                                                                                                    ===============
            Class R--Based on net assets of $28,012,291 and 1,121,539 shares
             outstanding ...................................................................                        $         24.98
                                                                                                                    ===============

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             17

Statement of Operations

For the Six Months Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $394,077 foreign withholding tax) ............................                        $     7,074,927
            Interest from affiliates .......................................................                                595,883
            Securities lending--net ........................................................                                 90,890
                                                                                                                    ---------------
            Total income ...................................................................                              7,761,700
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .......................................................    $     5,188,318
            Service and distribution fees--Investor C ......................................          2,122,936
            Service and distribution fees--Investor B ......................................            658,791
            Transfer agent fees--Investor A ................................................            463,369
            Transfer agent fees--Institutional .............................................            374,452
            Service fees--Investor A .......................................................            356,288
            Custodian fees .................................................................            334,333
            Transfer agent fees--Investor B ................................................            334,095
            Transfer agent fees--Investor C ................................................            222,183
            Accounting services ............................................................            198,614
            Printing and shareholder reports ...............................................             86,739
            Service and distribution fees--Class R .........................................             63,467
            Registration fees ..............................................................             54,918
            Professional fees ..............................................................             40,564
            Transfer agent fees--Class R ...................................................             27,560
            Directors' fees and expenses ...................................................             21,871
            Pricing fees ...................................................................              6,246
            Other ..........................................................................             26,539
                                                                                                ---------------
            Total expenses .................................................................                             10,581,283
                                                                                                                    ---------------
            Investment loss--net ...........................................................                             (2,819,583)
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net (including $10,310 foreign capital gain tax and
                $(44,304) from affiliates) .................................................         59,635,562
               Foreign currency transactions--net ..........................................           (830,999)         58,804,563
                                                                                                ---------------
            Change in unrealized appreciation/depreciation on:
               Investments--net (including $275,494 foreign capital gain tax credit) .......        105,898,188
               Foreign currency transactions--net ..........................................             (2,726)        105,895,462
                                                                                                -----------------------------------
            Total realized and unrealized gain--net ........................................                            164,700,025
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $   161,880,442
                                                                                                                    ===============

      See Notes to Financial Statements.


18      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Statements of Changes in Net Assets

                                                                                                  For the Six           For the
                                                                                                  Months Ended        Year Ended
                                                                                                  December 31,          June 30,
Increase (Decrease) in Net Assets:                                                                   2006                 2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment loss--net ...........................................................    $    (2,819,583)    $    (2,327,903)
            Realized gain--net .............................................................         58,804,563         189,719,344
            Change in unrealized appreciation/depreciation--net ............................        105,895,462          (1,788,889)
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................        161,880,442         185,602,552
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net:
               Institutional ...............................................................                 --            (489,024)
               Investor A ..................................................................                 --                  --
               Investor B ..................................................................                 --                  --
               Investor C ..................................................................                 --                  --
               Class R .....................................................................                 --                  --
            Realized gain--net:
               Institutional ...............................................................        (40,429,799)        (26,778,245)
               Investor A ..................................................................        (33,550,312)        (16,364,670)
               Investor B ..................................................................        (15,643,247)         (9,624,897)
               Investor C ..................................................................        (50,778,855)        (24,193,497)
               Class R .....................................................................         (3,059,529)         (1,111,350)
                                                                                                -----------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ..................................................................       (143,461,742)        (78,561,683)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from capital share transactions ..         66,552,937         (28,123,857)
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
            Redemption fee .................................................................              5,471              12,257
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ...................................................         84,977,108          78,929,269
            Beginning of period ............................................................      1,220,203,625       1,141,274,356
                                                                                                -----------------------------------
            End of period* .................................................................    $ 1,305,180,733     $ 1,220,203,625
                                                                                                ===================================
               * Accumulated investment loss--net ..........................................    $    (8,951,454)    $    (6,131,871)
                                                                                                ===================================

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             19

Financial Highlights

                                                                                     Institutional
                                                  ----------------------------------------------------------------------------------
                                                  For the Six                             For the Year Ended
The following per share data and ratios           Months Ended                                  June 30,
have been derived from information                December 31,    ------------------------------------------------------------------
provided in the financial statements.                2006           2006           2005           2004         2003        2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $  25.77       $  23.62       $  20.77       $  16.85     $  16.55    $  18.33
                                                   ---------------------------------------------------------------------------------
      Investment income--net** .................        .01            .08            .14            .16          .04         .07
      Realized and unrealized gain (loss)--net         3.29***        3.79***        2.79***        4.01          .26       (1.46)
                                                   ---------------------------------------------------------------------------------
      Total from investment operations .........       3.30           3.87           2.93           4.17          .30       (1.39)
                                                   ---------------------------------------------------------------------------------
      Less dividends and distributions from:
         Investment income--net ................         --           (.03)          (.08)          (.25)          --        (.37)
         Realized gain--net ....................      (3.01)         (1.69)            --             --           --        (.02)
                                                   ---------------------------------------------------------------------------------
      Total dividends and distributions ........      (3.01)         (1.72)          (.08)          (.25)          --        (.39)
                                                   ---------------------------------------------------------------------------------
      Net asset value, end of period ...........   $  26.06       $  25.77       $  23.62       $  20.77     $  16.85    $  16.55
                                                   =================================================================================
====================================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .......      14.21%@        16.80%         14.23%         24.92%        1.81%      (7.73%)
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
      Expenses .................................       1.19%+         1.22%          1.17%          1.19%        1.32%       1.26%
                                                   =================================================================================
      Investment income--net ...................        .08%+          .31%           .63%           .81%         .28%        .40%
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) .   $363,795       $352,779       $426,718       $319,509     $110,848    $ 94,018
                                                   =================================================================================
      Portfolio turnover .......................      52.57%         95.57%         97.00%        181.20%      156.26%     138.22%
                                                   =================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


20      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

                                                                                       Investor A
                                                  ----------------------------------------------------------------------------------
                                                  For the Six                             For the Year Ended
The following per share data and ratios           Months Ended                                  June 30,
have been derived from information                December 31,    ------------------------------------------------------------------
provided in the financial statements.                2006           2006           2005           2004         2003        2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $  25.50       $  23.39       $  20.59       $  16.70     $  16.44    $  18.23
                                                   ---------------------------------------------------------------------------------
      Investment income (loss)--net** ..........       (.02)           .02            .09            .10          .01         .02
      Realized and unrealized gain (loss)--net         3.24***        3.75***        2.77***        3.98          .25       (1.45)
                                                   ---------------------------------------------------------------------------------
      Total from investment operations .........       3.22           3.77           2.86           4.08          .26       (1.43)
                                                   ---------------------------------------------------------------------------------
      Less dividends and distributions from:
         Investment income--net ................         --             --           (.06)          (.19)          --        (.34)
         Realized gain--net ....................      (2.98)         (1.66)            --             --           --        (.02)
                                                   ---------------------------------------------------------------------------------
      Total dividends and distributions ........      (2.98)         (1.66)          (.06)          (.19)          --        (.36)
                                                   ---------------------------------------------------------------------------------
      Net asset value, end of period ...........   $  25.74       $  25.50       $  23.39       $  20.59     $  16.70    $  16.44
                                                   =================================================================================
====================================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .......      14.01%@        16.51%         13.96%         24.60%        1.58%      (7.98%)
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
      Expenses .................................       1.44%+         1.46%          1.42%          1.45%        1.58%       1.51%
                                                   =================================================================================
      Investment income (loss)--net ............       (.17%)+         .09%           .39%           .48%         .06%        .12%
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) .   $308,139       $282,971       $218,687       $160,373     $ 97,517    $ 69,345
                                                   =================================================================================
      Portfolio turnover .......................      52.57%         95.57%         97.00%        181.20%      156.26%     138.22%
                                                   =================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             21

                                                                                       Investor B
                                                  ----------------------------------------------------------------------------------
                                                  For the Six                             For the Year Ended
The following per share data and ratios           Months Ended                                  June 30,
have been derived from information                December 31,    ------------------------------------------------------------------
provided in the financial statements.                2006           2006           2005           2004         2003        2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $  24.67       $  22.76       $  20.12       $  16.30     $  16.17    $  17.93
                                                   ---------------------------------------------------------------------------------
      Investment loss--net** ...................       (.11)          (.18)          (.09)          (.06)        (.11)       (.12)
      Realized and unrealized gain (loss)--net         3.13***        3.65***        2.73***        3.90          .24       (1.42)
                                                   ---------------------------------------------------------------------------------
      Total from investment operations .........       3.02           3.47           2.64           3.84          .13       (1.54)
                                                   ---------------------------------------------------------------------------------
      Less dividends and distributions from:
         Investment income--net ................         --             --             --           (.02)          --        (.20)
         Realized gain--net ....................      (2.86)         (1.56)            --             --           --        (.02)
                                                   ---------------------------------------------------------------------------------
      Total dividends and distributions ........      (2.86)         (1.56)            --           (.02)          --        (.22)
                                                   ---------------------------------------------------------------------------------
      Net asset value, end of period ...........   $  24.83       $  24.67       $  22.76       $  20.12     $  16.30    $  16.17
                                                   =================================================================================
====================================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .......      13.61%@        15.60%         13.12%         23.55%         .80%      (8.70%)
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
      Expenses .................................       2.22%+         2.24%          2.21%          2.23%        2.36%       2.29%
                                                   =================================================================================
      Investment loss--net .....................       (.95%)+        (.72%)         (.40%)         (.33%)       (.79%)      (.71%)
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands)..   $134,053       $142,522       $152,598       $149,575     $102,822    $125,895
                                                   =================================================================================
      Portfolio turnover .......................      52.57%         95.57%         97.00%        181.20%      156.26%     138.22%
                                                   =================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


22      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

                                                                                      Investor C
                                                  ----------------------------------------------------------------------------------
                                                  For the Six                             For the Year Ended
The following per share data and ratios           Months Ended                                  June 30,
have been derived from information                December 31,    ------------------------------------------------------------------
provided in the financial statements.                2006           2006           2005           2004         2003        2002
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period .....   $  24.25       $  22.40       $  19.81       $  16.07     $  15.94    $  17.72
                                                   ---------------------------------------------------------------------------------
      Investment loss--net** ...................       (.11)          (.17)          (.08)          (.05)        (.11)       (.09)
      Realized and unrealized gain (loss)--net         3.06***        3.59***        2.67***        3.83          .24       (1.43)
                                                   ---------------------------------------------------------------------------------
      Total from investment operations .........       2.95           3.42           2.59           3.78          .13       (1.52)
                                                   ---------------------------------------------------------------------------------
      Less dividends and distributions from:
         Investment income--net ................         --             --             --++         (.04)          --        (.24)
         Realized gain--net ....................      (2.88)         (1.57)            --             --           --        (.02)
                                                   ---------------------------------------------------------------------------------
      Total dividends and distributions ........      (2.88)         (1.57)            --++         (.04)          --        (.26)
                                                   ---------------------------------------------------------------------------------
      Net asset value, end of period ...........   $  24.32       $  24.25       $  22.40       $  19.81     $  16.07    $  15.94
                                                   =================================================================================
====================================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .......      13.57%@        15.62%         13.08%         23.57%         .82%      (8.71%)
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
      Expenses .................................       2.22%+         2.25%          2.21%          2.23%        2.37%       2.30%
                                                   =================================================================================
      Investment loss--net .....................       (.95%)+        (.69%)         (.40%)         (.27%)       (.75%)      (.57%)
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) .   $471,182       $418,363       $331,059       $218,841     $ 88,698    $ 73,731
                                                   =================================================================================
      Portfolio turnover .......................      52.57%         95.57%         97.00%        181.20%      156.26%     138.22%
                                                   =================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Annualized.
++    Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             23

Financial Highlights (concluded)

                                                                                Class R
                                                -------------------------------------------------------------------------
                                                                                                             For the
                                                  For the                                                    Period
                                                Six Months                 For the Year Ended              February 4,
The following per share data and ratios            Ended                        June 30,                     2003+++
have been derived from information              December 31,    ---------------------------------------    to June 30,
provided in the financial statements.               2006           2006           2005           2004          2003
=========================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ...   $   24.83      $   22.85      $   20.16      $   16.42     $   13.47
                                                 ------------------------------------------------------------------------
      Investment income (loss)--net* .........        (.05)          (.03)           .04            .16           .10
      Realized and unrealized gain--net ......        3.15**         3.65**         2.70**         3.82          2.85
                                                 ------------------------------------------------------------------------
      Total from investment operations .......        3.10           3.62           2.74           3.98          2.95
                                                 ------------------------------------------------------------------------
      Less dividends and distributions from:
         Investment income--net ..............          --             --           (.05)          (.24)           --
         Realized gain--net ..................       (2.95)         (1.64)            --             --            --
                                                 ------------------------------------------------------------------------
      Total dividends and distributions ......       (2.95)         (1.64)          (.05)          (.24)           --
                                                 ------------------------------------------------------------------------
      Net asset value, end of period .........   $   24.98      $   24.83      $   22.85      $   20.16     $   16.42
                                                 ========================================================================
=========================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .....       13.92%@        16.22%         13.67%         24.42%       21.90%@
                                                 ========================================================================
=========================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------
      Expenses ...............................        1.68%+         1.71%          1.65%          1.63%         1.83%+
                                                 ========================================================================
      Investment income (loss)--net ..........        (.41%)+        (.11%)          .19%           .83%          .46%+
                                                 ========================================================================
=========================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands)   $  28,012      $  23,568      $  12,212      $   4,179            --++
                                                 ========================================================================
      Portfolio turnover .....................       52.57%         95.57%         97.00%        181.20%       156.26%
                                                 ========================================================================

*     Based on average shares outstanding.
**    Includes a redemption fee, which is less than $.01 per share.
+     Annualized.
++    Amount is less than $1,000.
+++   Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


24      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

On September 29, 2006, Merrill Lynch Global SmallCap Fund, Inc. was renamed BlackRock Global SmallCap Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A, Investor B and Investor C Shares, respectively. Class R Shares did not change their designation. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager") an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             25
value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Fund may enter into foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.


26      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Short sales -- When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(i) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Fund's Manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             27
operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.85% of the average daily value of the Fund's net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager. Prior to September 29, 2006, MLIM had a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees ("service fees") and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                  Service Fee           Fee
--------------------------------------------------------------------------------
Investor A ................................          .25%                --
Investor B ................................          .25%               .75%
Investor C ................................          .25%               .75%
Class R ...................................          .25%               .25%
--------------------------------------------------------------------------------

Pursuant to the sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of the Distributor, also provide account maintenance and distribution services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing account maintenance services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributors and the broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2006, FAMD, the Fund's sole Distributor until September 29, 2006, and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Institutional and Investor A Shares as follows:

--------------------------------------------------------------------------------
                                        FAMD            MLPF&S             BDI
--------------------------------------------------------------------------------
Institutional ....................    $    204         $    204            --
Investor A .......................    $ 22,491         $286,083            $5
--------------------------------------------------------------------------------

For the six months ended December 31, 2006, MLPF&S received contingent deferred sales charges of $21,290 and $14,608 relating to transactions in Investor B and Investor C Shares, respectively. BDI received contingent deferred sales charges of $573 relating to transactions on Investor C Shares. Furthermore, MLPF&S received contingent deferred sales charges of $184 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

BlackRock maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to December 31, 2006, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ...................................................    $1,055
Investor A ......................................................    $1,559
Investor B ......................................................    $  903
Investor C ......................................................    $2,183
Class R .........................................................    $   52
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM, an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended December 31, 2006, BIM received $39,619 in securities lending agent fees.

In addition, MLPF&S received $279,692 in commissions on the execution of portfolio security transactions for the Fund for six months ended December 31, 2006.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

For the six months ended December 31, 2006, the Fund reimbursed MLIM and the Manager $6,092 and $6,092, respectively, for certain accounting services.


28      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Prior to September 29, 2006, certain officers and/or directors of the Fund were officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2006 were $632,123,434 and $702,029,348, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $66,552,937 and $(28,123,857) for the six months ended December 31, 2006 and the year ended June 30, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended December 31, 2006                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,309,075     $  32,652,938
Shares issued to shareholders in
  reinvestment of distributions ............        1,496,628        35,335,874
                                                -------------------------------
Total issued ...............................        2,805,703        67,988,812
Shares redeemed ............................       (2,531,747)      (62,699,853)
                                                -------------------------------
Net increase ...............................          273,956     $   5,288,959
                                                ===============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended June 30, 2006                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        4,506,642     $ 116,366,818
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ........................          970,457        23,831,646
                                                -------------------------------
Total issued ...............................        5,477,099       140,198,464
Shares redeemed ............................       (9,853,040)     (258,634,345)
                                                -------------------------------
Net decrease ...............................       (4,375,941)    $(118,435,881)
                                                ===============================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,465,980     $  35,867,654
Automatic conversion of shares .............          137,381         3,407,065
Shares issued to shareholders in
  reinvestment of distributions ............        1,261,381        29,474,491
                                                -------------------------------
Total issued ...............................        2,864,742        68,749,210
Shares redeemed ............................       (1,993,379)      (48,920,803)
                                                -------------------------------
Net increase ...............................          871,363     $  19,828,407
                                                ===============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended June 30, 2006                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        3,019,064     $  77,112,177
Automatic conversion of shares .............          644,266        16,388,403
Shares issued to shareholders in
  reinvestment of distributions ............          581,355        14,136,148
                                                -------------------------------
Total issued ...............................        4,244,685       107,636,728
Shares redeemed ............................       (2,496,993)      (63,799,259)
                                                -------------------------------
Net increase ...............................        1,747,692     $  43,837,469
                                                ===============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          249,031     $   5,921,132
Shares issued to shareholders in
  reinvestment of distributions ............          623,872        14,089,212
                                                -------------------------------
Total issued ...............................          872,903        20,010,344
                                                -------------------------------
Automatic conversion of shares .............         (142,086)       (3,407,065)
Shares redeemed ............................       (1,108,532)      (26,036,667)
                                                -------------------------------
Total redeemed .............................       (1,250,618)      (29,443,732)
                                                -------------------------------
Net decrease ...............................         (377,715)    $  (9,433,388)
                                                ===============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended June 30, 2006                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          955,605     $  23,581,154
Shares issued to shareholders in
  reinvestment of distributions ............          368,820         8,717,276
                                                -------------------------------
Total issued ...............................        1,324,425        32,298,430
                                                -------------------------------
Automatic conversion of shares .............         (664,015)      (16,388,403)
Shares redeemed ............................       (1,588,387)      (39,196,548)
                                                -------------------------------
Total redeemed .............................       (2,252,402)      (55,584,951)
                                                -------------------------------
Net decrease ...............................         (927,977)    $ (23,286,521)
                                                ===============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................        2,236,932     $  52,212,079
Shares issued to shareholders in
  reinvestment of distributions ............        2,126,215        47,104,199
                                                -------------------------------
Total issued ...............................        4,363,147        99,316,278
Shares redeemed ............................       (2,245,407)      (52,403,187)
                                                -------------------------------
Net increase ...............................        2,117,740     $  46,913,091
                                                ===============================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended June 30, 2006                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        5,328,269     $ 129,751,777
Shares issued to shareholders in
  reinvestment of distributions ............          947,546        22,011,374
                                                -------------------------------
Total issued ...............................        6,275,815       151,763,151
Shares redeemed ............................       (3,799,643)      (92,369,883)
                                                -------------------------------
Net increase ...............................        2,476,172     $  59,393,268
                                                ===============================


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             29

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                      Dollar
Ended December 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          257,407     $   6,198,103
Shares issued to shareholders in
  reinvestment of distributions ............          134,633         3,056,371
                                                -------------------------------
Total issued ...............................          392,040         9,254,474
Shares redeemed ............................         (219,652)       (5,298,606)
                                                -------------------------------
Net increase ...............................          172,388     $   3,955,868
                                                ===============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended June 30, 2006                                   Shares           Amount
-------------------------------------------------------------------------------

Shares sold ................................          646,433     $  16,153,305
Shares issued to shareholders in
  reinvestment of distributions ............           46,872         1,111,185
                                                -------------------------------
Total issued ...............................          693,305        17,264,490
Shares redeemed ............................         (278,582)       (6,896,682)
                                                -------------------------------
Net increase ...............................          414,723     $  10,367,808
                                                ===============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (or MLIM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended December 31, 2006.


30      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Disclosure of Investment Advisory Agreement

BlackRock Investment Advisory Agreement -- Matters Considered by the Board

The following disclosure appeared in the June 30, 2006 Annual Report of the Fund and is the discussion referred to in "New BlackRock Sub-Advisory Agreement -- Matters Considered by the Board" below. The term "Investment Adviser" as used herein refers to Merrill Lynch Investment Managers, L.P.

In connection with the Transaction between Merrill Lynch and BlackRock, the Fund's Board of Directors considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Fund and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by the Fund's shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent directors, approved the New Investment Advisory Agreement at a meeting held on May 12, 2006.

To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 12, 2006 meeting. In addition, the independent directors consulted with their counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the directors' deliberations.

At the Board meetings, the directors discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The directors also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the directors about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             31

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund shareholders.

The directors considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Fund's total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

o that in November 2005, the Board performed a full annual review of the investment advisory agreement currently in effect for the Fund (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund; and that the advisory and/or management fees paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the directors have considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Fund would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Fund by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Fund's portfolio management team on investment strategies used by the Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Fund; and (d) information provided by the Investment Adviser


32      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006
concerning services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees, the Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund.

In their deliberations, the directors considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors, including a majority of the independent directors, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the New Investment Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, but also considered certain areas in which both the Investment Adviser and the Fund receive services as part of the Merrill Lynch complex. The Board compared the Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund.

The directors were given information with respect to the potential benefits to the Fund and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

The directors were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The directors were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the directors determined that the nature and quality of services to be provided to the Fund under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The directors noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the directors concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund under the New Investment Advisory Agreement.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             33

Disclosure of Investment Advisory Agreement (concluded)

actual rate includes advisory fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The information showed that the Fund had fees and expenses within the range of fees and expenses of comparable funds. The Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund. The Board also noted that, as a general matter, according to the information provided by BlackRock, fees charged to institutional clients were lower than the fees charged to the Fund, but BlackRock Advisors provided less extensive services to such clients. The Board concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the directors determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The directors noted that it was not possible to predict how the Transaction would affect BlackRock Advisors' profitability from its relationship with the Fund.

The directors discussed with BlackRock Advisors its general methodology to be used in determining its profitability with respect to its relationship with the Fund. The directors noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in Fund fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Fund appropriately participated in these economies of scale.

In reviewing the Transaction, the directors considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the directors determined that as a result of the Transaction, the Fund's total advisory fees would be no higher than the fees under its Current Investment Advisory Agreement. The directors noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the directors had determined that the total fees for advisory and administrative services for the Fund were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the directors had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The directors concluded that, because the rates for advisory fees for the Fund would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the directors considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the directors determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and, where applicable, to obtain research services using the Fund's portfolio transaction brokerage commissions. The directors noted that any such benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- The directors considered investment performance for the Fund. The directors compared the


34      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Fund performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The directors believed the Fund's performance was satisfactory. Also, the directors took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent directors of the Fund deliberated in executive session, the entire Board, including the independent directors, approved the New Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement -- Matters Considered by the Board

At the telephonic and in-person meetings held during April and May 2006 at which the Board of Directors discussed and approved the New Investment Advisory Agreement, the Board, including the independent directors, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Fund operate with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of the Fund and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the Fund during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to the Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund expenses as a result of the Contingent Sub-Advisory Agreement.

In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above, and came to the same conclusions. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Fund operate with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the Fund's operations and administration and the BlackRock Sub-Adviser would provide advisory services to the Fund under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Fund to the Investment Adviser.

After the independent directors deliberated in executive session, the entire Board, including the independent directors, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             35

Disclosure of Sub-Advisory Agreement

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Board

At an in-person meeting held on August 14-16, 2006, the Board of Directors, including the independent directors, discussed and approved the sub-advisory agreement between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and its affiliate, BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Fund's shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Fund. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agree ments. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and for oversight of the Fund's operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Fund and is responsible for the day-to-day management of the Fund's portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Fund as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Fund to BlackRock Advisors.

After the independent directors deliberated in executive session, the entire Board, including the independent directors, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Fund's shareholders.


36      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             37

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


38      BLACKROCK GLOBAL SMALLCAP FUND, INC.     DECEMBER 31, 2006

A World-Class Mutual Fund Family

BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio@
BlackRock NC Municipal MM Portfolio@
BlackRock NJ Municipal MM Portfolio@
BlackRock OH Municipal MM Portfolio@
BlackRock PA Municipal MM Portfolio@
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio@

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.
@     Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.    DECEMBER 31, 2006             39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global SmallCap Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BLACKROCK

                                                                    #18177-12/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: February 20, 2007